Condensed Interim Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Total	Number of Shares [member]		Issued Capital [member]	Share Purchase Warrants Reserve [member]	Share Purchase Options Reserve [member]	Reserves Restricted Share Units Reserve [member]	LTI revaluation reserve (net of tax) [member]		Total Reserves [member]	Retained Earnings [member]
Balance at beginning of period at Dec. 31, 2018		$ 5,171,916			$ 3,516,437	$ 83,077	$ 31,002	$ 5,970	$ (112,156)	[1]	$ 7,893	$ 1,647,586
Balance, shares at beginning of period at Dec. 31, 2018		444,336,361	444,336,000
Total comprehensive income
Net earnings (loss)		$ 57,349										57,349
OCI	[1]	20,602							20,602		20,602
Total comprehensive income (loss)		77,951							20,602	[1]	20,602	57,349
Income tax recovery (expense)		(92)			(92)
SBC expense	[1]	1,357					568	789			1,357
Options exercised	[1]	$ 14,890			18,762		(3,872)				(3,872)
Options exercised, shares		752,170	752,000	[1]
RSUs released	[1]				2,726			(2,726)			(2,726)
RSUs released, shares		130,730	131,000	[1]
Dividends (Note 19.2)		$ (40,074)										(40,074)
Balance end of period at Mar. 31, 2019		$ 5,225,948			3,537,833	83,077	27,698	4,033	(91,554)	[1]	23,254	1,664,861
Balance, shares at end of period at Mar. 31, 2019		445,219,261	445,219,000
Balance at beginning of period at Dec. 31, 2018		$ 5,171,916			3,516,437	83,077	31,002	5,970	(112,156)	[1]	7,893	1,647,586
Balance, shares at beginning of period at Dec. 31, 2018		444,336,361	444,336,000
Total comprehensive income
Net earnings (loss)		$ (67,345)
OCI		48,672
Total comprehensive income (loss)		(18,673)
Income tax recovery (expense)		(986)
Dividends (Note 19.2)												(80,000)
Balance end of period at Jun. 30, 2019		$ 5,111,946			3,560,705	83,077	26,771	4,843	(63,484)	[1]	51,207	1,500,034
Balance, shares at end of period at Jun. 30, 2019		446,265,488	446,265,000
Balance at beginning of period at Dec. 31, 2018		$ 5,171,916			3,516,437	83,077	31,002	5,970	(112,156)	[1]	7,893	1,647,586
Balance, shares at beginning of period at Dec. 31, 2018		444,336,361	444,336,000
Total comprehensive income
Income tax recovery (expense)		$ 376
Balance end of period at Dec. 31, 2019		$ 5,325,920			$ 3,599,203	83,077	24,010	6,405	47,209	[1]	160,701	1,566,016
Balance, shares at end of period at Dec. 31, 2019		447,771,433	447,771,000		447,771,433
Balance at beginning of period at Mar. 31, 2019		$ 5,225,948			$ 3,537,833	83,077	27,698	4,033	(91,554)	[1]	23,254	1,664,861
Balance, shares at beginning of period at Mar. 31, 2019		445,219,261	445,219,000
Total comprehensive income
Net earnings (loss)		$ (124,694)										(124,694)
OCI	[1]	28,070							28,070		28,070
Total comprehensive income (loss)		(96,624)							28,070	[1]	28,070	(124,694)
Income tax recovery (expense)		(894)			(894)
SBC expense	[1]	1,456					642	814			1,456
Options exercised	[1]	$ 5,501			7,070		(1,569)				(1,569)
Options exercised, shares		283,620	284,000	[1]
RSUs released	[1]				4			(4)			(4)
RSUs released, shares		185
Dividends (Note 19.2)		$ (23,441)			16,692							(40,133)
Dividends (Note 19.2), shares		762,422	762,000
Balance end of period at Jun. 30, 2019		$ 5,111,946			3,560,705	83,077	26,771	4,843	(63,484)	[1]	51,207	1,500,034
Balance, shares at end of period at Jun. 30, 2019		446,265,488	446,265,000
Total comprehensive income
Net earnings (loss)		$ 153,483										153,483
OCI	[1]	103,641							103,641		103,641
Total comprehensive income (loss)		257,124							103,641	[1]	103,641	153,483
Income tax recovery (expense)	[1]	1,363			1,363
SBC expense	[1]	2,878					1,264	1,614			2,878
Options exercised	[1]	$ 19,081			23,106		(4,025)				(4,025)
Options exercised, shares		1,003,945	1,004,000	[1]
RSUs released					52			(52)			(52)
RSUs released, shares		2,755	3,000
Dividends (Note 19.2)		$ (66,472)			13,977							(80,449)
Dividends (Note 19.2), shares		499,245	499,000
Realized gain on disposal of LTIs (Note 16)									7,052	[1]	7,052	(7,052)
Balance end of period at Dec. 31, 2019		$ 5,325,920			$ 3,599,203	83,077	24,010	6,405	47,209	[1]	160,701	1,566,016
Balance, shares at end of period at Dec. 31, 2019		447,771,433	447,771,000		447,771,433
Total comprehensive income
Net earnings (loss)		$ 94,896										94,896
OCI	[1]	(144,290)							(144,290)		(144,290)
Total comprehensive income (loss)		(49,394)							(144,290)	[1]	(144,290)	94,896
Income tax recovery (expense)		(1,480)			$ (1,480)
SBC expense	[1]	1,503					647	856			1,503
Options exercised	[1]	$ 6,491			7,994		(1,503)				(1,503)
Options exercised, shares		374,235	375,000	[1]
RSUs released	[1]				2,784			(2,784)			(2,784)
RSUs released, shares		124,910	125,000	[1]
Dividends (Note 19.2)		$ (44,815)										(44,815)
Balance end of period at Mar. 31, 2020		$ 5,238,225			3,608,501	83,077	23,154	4,477	(97,081)	[1]	13,627	1,616,097
Balance, shares at end of period at Mar. 31, 2020		448,270,578	448,271,000
Balance at beginning of period at Dec. 31, 2019		$ 5,325,920			$ 3,599,203	83,077	24,010	6,405	47,209	[1]	160,701	1,566,016
Balance, shares at beginning of period at Dec. 31, 2019		447,771,433	447,771,000		447,771,433
Total comprehensive income
Net earnings (loss)		$ 200,708
OCI		(43,467)
Total comprehensive income (loss)		157,241
Income tax recovery (expense)		(1,639)
Dividends (Note 19.2)												(90,000)
Realized gain on disposal of LTIs (Note 16)		30
Balance end of period at Jun. 30, 2020		$ 5,416,943			$ 3,626,211	83,077	21,662	5,203	3,716	[1]	113,658	1,677,074
Balance, shares at end of period at Jun. 30, 2020		448,946,246	448,946,000		448,946,246
Balance at beginning of period at Mar. 31, 2020		$ 5,238,225			$ 3,608,501	83,077	23,154	4,477	(97,081)	[1]	13,627	1,616,097
Balance, shares at beginning of period at Mar. 31, 2020		448,270,578	448,271,000
Total comprehensive income
Net earnings (loss)		$ 105,812										105,812
OCI		100,823							100,823	[1]	100,823
Total comprehensive income (loss)		206,635							100,823	[1]	100,823	105,812
Income tax recovery (expense)		(160)			(160)
SBC expense	[1]	1,305					506	799			1,305
Options exercised	[1]	$ 9,126			11,124		(1,998)				(1,998)
Options exercised, shares		486,720	487,000	[1]
RSUs released	[1]				73			(73)			(73)
RSUs released, shares		3,495	3,000	[1]
Dividends (Note 19.2)		$ (38,188)			6,673							(44,861)
Dividends (Note 19.2), shares		185,453	185,000
Realized gain on disposal of LTIs (Note 16)									(26)	[1]	(26)	26
Balance end of period at Jun. 30, 2020		$ 5,416,943			$ 3,626,211	$ 83,077	$ 21,662	$ 5,203	$ 3,716	[1]	$ 113,658	$ 1,677,074
Balance, shares at end of period at Jun. 30, 2020		448,946,246	448,946,000		448,946,246

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.